TAXATION - Movements in the net deferred tax assets (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax assets
Balance at the beginning	$ (6,769)	$ (2,925)	$ (2,925)	$ 30,102	$ 19,804
Recognized in profit or loss	3,746	(1,843)	(3,844)	(35,121)	8,013
Balance at the end	(3,023)	(4,768)	(6,769)	(2,925)	30,102
Tax losses carried forward
Net deferred tax assets
Balance at the beginning	4,324	4,362	4,362	23,592	19,292
Recognized in profit or loss	(572)	(2,835)	(38)	(21,324)	2,015
Balance at the end	3,752	1,527	4,324	4,362	23,592
Share-based payments
Net deferred tax assets
Balance at the beginning	2,672
Recognized in profit or loss	403	2,111	2,672
Balance at the end	3,075	2,111	2,672
Deferred revenue
Net deferred tax assets
Recognized in profit or loss	1,796
Balance at the end	1,796
Property, plant and equipment.
Net deferred tax assets
Balance at the beginning	(13,765)	(7,287)	(7,287)	5,806	(192)
Recognized in profit or loss		(1,119)	(6,478)	(13,093)	5,998
Balance at the end		$ (8,406)	(13,765)	$ (7,287)	$ 5,806
Property, plant and equipment, intangible assets and right-of-use assets
Net deferred tax assets
Balance at the beginning	(13,765)
Recognized in profit or loss	2,119
Balance at the end	$ (11,646)		$ (13,765)